CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common Stock CNY (¥) shares	Common Stock USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive loss CNY (¥) [1]	Accumulated other comprehensive loss USD ($)	[1]	Quhuo Limited shareholders' equity CNY (¥)	Quhuo Limited shareholders' equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2020	¥ 36		¥ 1,779,923		¥ (1,208,827)		¥ (14,843)			¥ 556,289		¥ 46,542		¥ 602,831
Beginning balance, shares at Dec. 31, 2020 | shares	42,891,960	42,891,960
Net (loss)/income					(157,907)					(157,907)		(33,323)		(191,230)
Other comprehensive loss							(3,416)			(3,416)				(3,416)
Issuance of ordinary shares in connection with business combination (note 5)	¥ 1		1,902							1,903				1,903
Issuance of ordinary shares in connection with business combination, shares (note 5) | shares	281,703	281,703
Acquisition of non-controlling interests (note 5)												(725)		(725)
Exercise of employee share options (note 17)			5,140							5,140				5,140
Exercise of employee share options, shares (note 17) | shares	3,500,612	3,500,612
Share-based compensation (note 17)			68,932							68,932				68,932
Ending balance at Dec. 31, 2021	¥ 37		1,855,897		(1,366,734)		(18,259)			470,941		12,494		483,435
Ending balance, shares at Dec. 31, 2021 | shares	46,674,275	46,674,275
Net (loss)/income					(13,130)					(13,130)		(3,284)		(16,414)
Other comprehensive loss							13,605			13,605				13,605
Acquisition of non-controlling interests (note 5)	¥ 6		10,999							11,005		(12,795)		(1,790)
Acquisition of non-controlling interests, shares (note 5) | shares	9,000,000	9,000,000
Exercise of employee share options (note 17)			165							165				165
Exercise of employee share options, shares (note 17) | shares	495,042	495,042
Cancellation of exercised options (note 17)			(1,186)							(1,186)				(1,186)
Cancellation of exercised options, shares (note 17) | shares	(1,233,027)	(1,233,027)
Share-based compensation (note 17)			19,762							19,762				19,762
Ending balance at Dec. 31, 2022	¥ 43		1,885,637		(1,379,864)		(4,654)			501,162		(3,585)		497,577
Ending balance, shares at Dec. 31, 2022 | shares	54,936,290	54,936,290
Net (loss)/income					3,334					3,334		2,674		6,008	$ 846
Other comprehensive loss							2,188			2,188				2,188
Exercise of employee share options, shares (note 17) | shares	6,739,923	6,739,923
Share-based compensation (note 17)			(495)							(495)				(495)
Ending balance at Dec. 31, 2023	¥ 43	$ 6	¥ 1,885,142	$ 265,517	¥ (1,376,530)	$ (193,880)	¥ (2,466)	$ (347)		¥ 506,189	$ 71,296	¥ (911)	$ (128)	¥ 505,278	$ 71,168
Ending balance, shares at Dec. 31, 2023 | shares	61,676,213	61,676,213

[1]	Accumulative other comprehensive loss includes foreign currency translation adjustment for the year ended December 31, 2022 and 2023.